SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Single Reportable Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF LONG-LIVED ASSETS

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Six months ended June 30
	2026	2025
	(Unaudited)	(Unaudited)
Revenues	$2,899,110	$19,229
Less:
Cost of revenues	2,890,116	17,306
Staff cost	222,831	94,992
Lease expense	16,206	93,245
Depreciation and amortization expense	25,488	-
Professional fee	1,321,127	907,838
Interest expense (income)	147,550	22,699
Other segment items(i)	386,087	305,731

Segment net loss	(2,110,295)	(1,422,582)

Consolidated net loss from continuing operations	$(2,110,295)	$(1,422,582)

(i)	Other segment items include foreign currency exchange losses, fair value losses on short-term investment and others.